Earnings Per Share (Schedule Of Reconciliation Of Weighted Average Common Shares To Diluted Average Common Shares) (Details) - shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Weighted average common shares outstanding - basic	234,997,000	237,972,000	248,349,000
Effect of dilutive securities	1,738,000	1,822,000	0
Weighted average common shares outstanding - diluted	236,735,000	239,794,000	248,349,000